SmartETFs Smart Transportation & Technology ETF

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 94.8%	Value
	Commercial Services: 5.4%
6,084	Darling Ingredients Inc.*	$317,585
2,080	Quanta Services Inc.	389,106
		706,691
	Smart Transportation: 31.4%
3,861	Aptiv PLC*	380,656
12,000	BYD Co. Ltd.	370,846
2,964	Continental AG	209,215
2,204	Daimler Truck AG	76,480
24,400	Denso Corp.	392,053
214,000	Geely Automobile Holdings Ltd.	252,512
13,598	Johnson Matthey PLC	270,122
6,552	Kia Corp.	394,337
5,551	Mercedes-Benz Group AG*	386,713
9,776	Sensata Technologies Holding	369,728
2,106	Tesla Inc.*	526,963
465	Vitesco Technologies Group AG*	37,734
19,747	Volvo AB Class B	407,762
		4,075,121

	Technology: 2.7%
4,082	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	354,726

	Transportation Technology: 55.3%
3,328	Alphabet Inc. Class C*	438,797
4,498	Amphenol Corp. Class A	377,787
2,158	Analog Devices Inc.	377,844
20,007	Dana Inc.	293,503
2,223	Eaton Corp. PLC	474,121
7,046	Gentherm Inc.*	382,316
36,452	Hanon Systems	253,888
36,608	Hexagon AB Class B	312,893
11,674	Infineon Technologies AG - ADR	387,012
767	LG Chem Ltd.	281,568
10,192	Mobileye Global Inc - A*	423,478
1,196	NVIDIA Corp.	520,248
2,262	NXP Semiconductors NV	452,219
5,031	ON Semiconductor Corp.*	467,631
5,135	Power Integrations Inc.	391,852
22,100	Renesas Electronics Corp.*	338,015
910	Samsung SDI Co., Ltd.	344,493
3,224	Skyworks Solutions Inc.	317,854
2,860	TE connectivity Ltd.	353,296
		7,188,815

	Total Common Stocks (Cost $12,572,820)	12,325,353

SmartETFs Smart Transportation & Technology ETF

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Preferred Stocks: 2.4%	Value
	Preferred Stocks
	Smart Transportation: 2.4%
2,691	Volkswagen AG	$309,955
	Total Preferred Stocks (Cost $468,562)	309,955

	Total Investments (Cost $ $13,041,382) - 97.2%	12,635,308
	Other Assets in Excess of Liabilities - 2.8%	365,074
	Total Net Assets - 100.0%	$13,000,382

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company